HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2025
HOTEL OPERATING COSTS
HOTEL OPERATING COSTS

11.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2023	2024	2025
Rents	4,290	4,365	4,179
Utilities	685	690	656
Personnel costs	4,684	5,326	5,761
Depreciation and amortization	1,329	1,254	1,190
Consumable, food and beverage	1,327	1,293	1,221
Others	2,026	2,357	2,332
Total	14,341	15,285	15,339